Expense Example	Aug. 28, 2026 USD ($)
The Disciplined Growth Investors Fund [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	965
The Disciplined Growth Investors Equity Fund [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	$ 1,048